Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current
Trade payables	$ 262	$ 384
Other payables	728	383
Trade and other payables, non-current	990	767
Current
Trade payables	169,036	173,157
Advances from customers	9,162	22,609
Amounts due to related parties (Note 28)	682	0
Taxes payable	10,117	9,499
Dividends payables	18,026	703
Other payables	3,042	939
Trade and other payables, current	210,065	206,907
Total trade and other payables	$ 211,055	$ 207,674